Related party transactions- Transactions with related parties (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended					36 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($) subsidiary	Mar. 31, 2016 CNY (¥) subsidiary	Dec. 31, 2014	Dec. 31, 2017
Related party transactions
Aggregate consideration of the ordinary shares repurchased					¥ 13,182		¥ 19,795
Profit Share Payments
Related party transactions
Amount earned by the Company				¥ 3,444	2,086		1,122
Alipay | Payment processing fee
Related party transactions
Expenses incurred				6,295	5,487		4,898
Ant Financial | Reimbursement of the costs incurred for software technology services
Related party transactions
Amount earned by the Company				37	245		274
Ant Financial | Profit Share Payments
Related party transactions
Amount earned by the Company				3,444	2,086		1,122
Additional fee, as a percentage of pre-tax income								37.50%
Ant Financial | Reimbursement on options and RSUs
Related party transactions
Amount earned by the Company				5	54		113
Ant Financial and its affiliates
Related party transactions
Amount earned by the Company				6,584	4,281		3,029
Expenses incurred				8,189	6,439		5,197
Ant Financial and its affiliates | SME Annual Fee
Related party transactions
Amount earned by the Company				956	847		708
Annual fee as a percentage of the average daily balance (as a percent)									2.50%
Ant Financial and its affiliates | Commission on transactions
Related party transactions
Amount earned by the Company				497	409		246
Ant Financial and its affiliates | Cloud computing revenue
Related party transactions
Amount earned by the Company				482	264		104
Ant Financial and its affiliates | Other services
Related party transactions
Amount earned by the Company				1,200	621		736
Expenses incurred				1,894	952		¥ 299
Cainiao Network | Disposal of subsidiaries
Related party transactions
Number of subsidiaries sold (in subsidiaries) | subsidiary						1	1
Cash consideration received						$ 33	¥ 204
Gain on disposals							3
Cainiao Network | Commercial arrangements to receive certain logistics services
Related party transactions
Expenses incurred			¥ 3,437		4,444		2,370
Cainiao Network | Cost sharing and other services arrangements for administrative services and cloud computing services
Related party transactions
Amount earned by the Company			¥ 123		152		86
Weibo | Other commercial arrangements to provide cloud computing services | Revenue
Related party transactions
Amount earned by the Company				223	105		38
Weibo | Strategic collaboration agreement, marketing cooperation agreement and and other commercial arrangements | Cost of revenue and sales and marketing expenses
Related party transactions
Expenses incurred				¥ 615	¥ 340		¥ 715
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties				1.00%	1.00%	1.00%	1.00%
Percentage of total costs and expenses that are from related parties				1.00%	1.00%	1.00%	1.00%
Certain equity investees of the Company | Cainiao logistics services
Related party transactions
Expenses incurred		¥ 5,608
SoftBank | Share purchase agreement
Related party transactions
Ordinary shares repurchased (in shares) | shares	27,027,027
Share price | $ / shares	$ 74.00
Aggregate consideration of the ordinary shares repurchased | $	$ 2,000